Financial Instruments - Market Risk - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assumed weakening of foreign currencies	10.00%
Decrease in carrying value of net assets due to assumed weakening of foreign currencies	£ 749	£ 782
Decrease in net borrowings	526	£ 625
Assumed strengthening of foreign currencies		10.00%
Increase the carrying value of net assets, excluding net borrowings	749	£ 782
Increase net borrowings	526	625
Decrease in net profit	129	127
Increase in net profit	£ 129	127
Foreign currency exposure management [member]
Disclosure of detailed information about financial instruments [line items]
Hedging of highly predictable future cash flows	24 months
Foreign currency exposure management [member] | Scientific, Technical & Medical subscription businesses [member]
Disclosure of detailed information about financial instruments [line items]
Hedging of highly predictable future cash flows	50 months
Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of borrowings with either fixed interest rate or fixed through the use of interest rate swaps, forward rate agreements or options	46.00%
Borrowings, interest rate basis	1.00%
Decrease in net finance costs	£ 31	32
Increase in net finance costs	31	32
Increase in net equity	1	£ 1
Decrease in net equity	£ 1		£ 1